PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses And Other Receivables
SUMMARY OF PREPAID EXPENSES AND OTHER RECEIVABLES
	Year ended March 31,
	$2025	2024
Group
Other receivables	4,500	5,585
VAT receivable	12,482	16,227
Prepayments	225,360	130,126
	242,342	151,938